FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05361

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund V

Fund Name: VIP Strategic Income Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund V

BY:  /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/13/2008 11:17:57 AM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
VIP Strategic Income Portfolio
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CENTERPLATE, INC. MEETING DATE: 05/22/2008
TICKER: CVP SECURITY ID: 15200E204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT FELIX P. CHEE AS A DIRECTOR	Management	For	For
1. 2	ELECT SUE LING GIN AS A DIRECTOR	Management	For	For
1. 3	ELECT ALFRED POE AS A DIRECTOR	Management	For	For
1. 4	ELECT JANET L. STEINMAYER AS A DIRECTOR	Management	For	For
1. 5	ELECT DAVID M. WILLIAMS AS A DIRECTOR	Management	For	For
1. 6	ELECT GLENN R. ZANDER AS A DIRECTOR	Management	For	For
2	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP TO SERVE AS THE COMPANY S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 30, 2008.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: COINMACH SERVICE CORP. MEETING DATE: 11/09/2007
TICKER: DRY SECURITY ID: 19259W107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ADOPTION OF THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JUNE 14, 2007 (WHICH WE REFER TO AS THE MERGER AGREEMENT ), BY AND AMONG SPIN HOLDCO INC., SPIN ACQUISITION CO. AND COINMACH SERVICE CORP., AS IT MAY BE AMENDED FROM TIME TO TIME.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: DELTA AIR LINES, INC. MEETING DATE: 06/03/2008
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECTION OF DIRECTOR: RICHARD H. ANDERSON	Management	For	For
2	ELECTION OF DIRECTOR: JOHN S. BRINZO	Management	For	For
3	ELECTION OF DIRECTOR: DANIEL A. CARP	Management	For	For
4	ELECTION OF DIRECTOR: EUGENE I. DAVIS	Management	For	For
5	ELECTION OF DIRECTOR: RICHARD KARL GOELTZ	Management	For	For
6	ELECTION OF DIRECTOR: DAVID R. GOODE	Management	For	For
7	ELECTION OF DIRECTOR: VICTOR L. LUND	Management	For	For
8	ELECTION OF DIRECTOR: WALTER E. MASSEY	Management	For	For
9	ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS	Management	For	For
10	ELECTION OF DIRECTOR: KENNETH C. ROGERS	Management	For	For
11	ELECTION OF DIRECTOR: KENNETH B. WOODROW	Management	For	For
12	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS DELTA S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: MEDIMEDIA USA, INC. MEETING DATE: 07/20/2007
TICKER: -- SECURITY ID: 58470TAA3
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO CONSENT TO THE PROPOSED AMENDMENTS	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PORTLAND GENERAL ELECTRIC CO MEETING DATE: 05/07/2008
TICKER: POR SECURITY ID: 736508847
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT JOHN W. BALLANTINE AS A DIRECTOR	Management	For	For
1. 2	ELECT RODNEY L. BROWN, JR. AS A DIRECTOR	Management	For	For
1. 3	ELECT DAVID A. DIETZLER AS A DIRECTOR	Management	For	For
1. 4	ELECT PEGGY Y. FOWLER AS A DIRECTOR	Management	For	For
1. 5	ELECT MARK B. GANZ AS A DIRECTOR	Management	For	For
1. 6	ELECT CORBIN A. MCNEILL, JR. AS A DIRECTOR	Management	For	For
1. 7	ELECT NEIL J. NELSON AS A DIRECTOR	Management	For	For
1. 8	ELECT M. LEE PELTON AS A DIRECTOR	Management	For	For
1. 9	ELECT MARIA M. POPE AS A DIRECTOR	Management	For	For
1. 10	ELECT ROBERT T.F. REID AS A DIRECTOR	Management	For	For
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.	Management	For	For
3	TO APPROVE THE AMENDED AND RESTATED PORTLAND GENERAL ELECTRIC COMPANY 2006 STOCK INCENTIVE PLAN.	Management	For	For
4	TO APPROVE THE PORTLAND GENERAL ELECTRIC COMPANY 2008 ANNUAL CASH INCENTIVE MASTER PLAN FOR EXECUTIVE OFFICERS.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RABOBANK NEDERLAND NV, UTRECHT MEETING DATE: 10/16/2007
TICKER: -- SECURITY ID: N7279CAL1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
2	AMEND THE EXISTING CLASSIC GLOBAL NOTE REPRESENTING THE NOTES THE CGN BY CANCELING THE CGN AND REPLACING IT WITH A NEW GLOBAL NOTE THE NGN SUBSTANTIALLY IN THE FORM OF SCHEDULE 1 PART D FORM OF NGN PERMANENT GLOBAL NOTE TO THE AMENDED AND RESTATED AGENCY AGREEMENT DATED 14 MAY 2007 BETWEEN THE ISSUER, DEUTSCHE BANK AG, LONDON BRANCH AS FISCAL AGENT, PAYING AGENT AND CALCULATION AGENT, DEUTSCHE BANK LUXEMBOURG S.A. AS PAYING AGENT, TRANSFER AGENT AND REGISTRAR, COOPERATIEVE CENTRALE RAIFFEISEN-BO...	Management	Unknown	Take No Action
3	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE. PLEASE ALSO NOTE THE NEW CUTOFF DATE 03 OCT 2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: REMY INTERNATIONAL, INC. MEETING DATE: 10/01/2007
TICKER: -- SECURITY ID: 246626AH8
TICKER: -- SECURITY ID: 246626AP0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLAN OF REORGANIZATION	Management	Unknown	None
2	THE UNDERSIGNED ELECTS NOT TO GRANT THE RELEASEES THE RELEASES CONTAINED IN SECTION 9.3(B) OF THE PLAN	Management	Unknown	None
3	THE UNDERSIGNED ELECTS NOT TO GRANT THE CVC RELEASEES THE RELEASES CONTAINED IN SECTION 9.3(C) OF THE PLAN	Management	Unknown	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ John R. Hebble

John R. Hebble

Treasurer